Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	Jun. 30, 2025
June 30, 2025
Schedule of Deferred Tax Assets and Liabilities
2025
Deferred Tax Assets:
NOL carryover	$5,249,474
Goodwill	(8,383)
Less valuation allowance	(5,241,092)
Net deferred tax assets	$-